Gas Reserves (Tables)	12 Months Ended
Dec. 31, 2017
Gas Reserves [Abstract]
Gas Reserves Table [Text Block]

In thousands	2017	2016
Gas reserves, current	$15,704	$15,926
Gas reserves, non-current	171,832	171,610
Less: Accumulated amortization	87,779	71,426
Total gas reserves(1)	99,757	116,110
Less: Deferred taxes on gas reserves	22,712	28,119
Net investment in gas reserves	$77,045	$87,991

(1)	Our net investment in additional wells included in total gas reserves was $5.8 million and $6.7 million at December 31, 2017 and 2016, respectively.